Other Expense, Net - Other Expense, Net (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Components Of Other Income Expense Net [Line Items]
Investments		$ 201	$ 221
Restructuring		148	22
Veoneer Active Safety Business transaction costs		23	0
Impairments and loss on sale of operations in Russia		16	376
Loss on sale of business	$ (25)	0	58
Impairments		0	26
Other expense, net		$ 388	$ 703